Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

5. Discontinued Operations

U.S. Carrier Operations

We decided to wind down our U.S. carrier operations as a result of the termination of two material revenue generating agreements with AT&T effective June 30, 2013. Accordingly, all operations related to our U.S. carrier business are reported as discontinued operations in the condensed consolidated financial statements for the nine months ended September 30, 2013.

Gen5 and Messaging Operations

On October 31, 2013, we completed the sale of our Gen5 business and on May 30, 2014, we completed the sale of our U.S. and Canadian messaging business. The operations related to the Gen5 business and U.S. and Canadian messaging business are reported as discontinued operations in the condensed consolidated financial statements for the three and nine months ended September 30, 2013 and, for U.S. and Canadian messaging, the nine months ended September 30, 2014. The assets and liabilities related to our U.S. and Canadian messaging business are reported as held for sale on the historical consolidated balance sheet as of December 31, 2013.

UK Wireless Carrier Operations

On September 1, 2014, we completed the sale of our UK carrier business. This is consistent with the strategy we have executed over the past year to enhance our focus and resources on our mobile media and advertising business. We recognized a pre-tax gain of $0.2 million on the disposition of our UK carrier business which is included in discontinued operations in our condensed consolidated statements of operations for the three and nine months ended September 30, 2014. Accordingly, the operations related to our UK carrier business are reported as discontinued operations in the condensed consolidated financial statements for all periods presented.

Discontinued operations on the condensed consolidated statements of operations for the three months ended September 30, 2014 is as follows (in thousands):

	Three Months Ended September 30, 2014
	U.S. Messaging & Other	Canadian Messaging	UK Carrier	Total
Revenue	$—	$—	$151	$151
Operating (loss) income	(593)	30	(41)	(604)
Other income	30	14	163	207
Pre-tax (loss) income	(563)	44	122	(397)
Net (loss) income from discontinued operations	$(940)	$44	$122	$(774)

Discontinued operations on the condensed consolidated statements of operations for the three months ended September 30, 2013 is as follows (in thousands):

	Three Months Ended September 30, 2013
	U.S. Carrier	U.S. Messaging & Other	Canadian Messaging & Gen5	UK Carrier	Total
Revenue	$634	$224	$929	$371	$2,158
Operating (loss) income	(539)	(140)	(122)	219	(582)
Net (loss) income from discontinued operations	$(539)	$(140)	$(122)	$219	$(582)

Discontinued operations on the condensed consolidated statements of operations for the nine months ended September 30, 2014 is as follows (in thousands):

	Nine Months Ended September 30, 2014
	U.S. Messaging & Other	Canadian Messaging	UK Carrier	Total
Revenue	$371	$451	$797	$1,619
Operating (loss) income	(365)	(84)	285	(164)
Other income (expense)	113	(85)	163	191
Pre-tax (loss) income	(252)	(169)	448	27
Net (loss) income from discontinued operations	$(629)	$(169)	$448	$(350)

Discontinued operations on the condensed consolidated statements of operations for the nine months ended September 30, 2013 is as follows (in thousands):

	Nine Months Ended September 30, 2013
	U.S. Carrier	U.S. Messaging & Other	Canadian Messaging & Gen5	UK Carrier	Total
Revenue	$28,759	$664	$3,079	$1,143	$33,645
Operating income (loss)	15,245	(493)	(414)	689	15,027
Other expense	—	—	—	(4)	(4)
Net income (loss) from discontinued operations	$15,245	$(493)	$(414)	$685	$15,023

The assets and liabilities of the U.S. and Canadian messaging business and UK carrier business are reported as held for sale on the consolidated balance sheet as of December 31, 2013, which amounted to $2.1 million and $0.6 million, respectively. Please see Note 5 of our Quarterly Report on Form 10-Q for the period ended June 30, 2014 for further information on the major classes of these assets and liabilities. There are no assets or liabilities classified as held for sale as of September 30, 2014.

4. Discontinued Operations

International Carrier Operations

In 2011, several agreements pursuant to which we provided mobile data and related services to a customer in Indonesia were terminated. In connection with this termination, we re-evaluated our international carrier business. As part of this process, we decided to exit our business in India and the Asia Pacific region based on the resources and costs associated with these operations, the intensified competition in the region and our decision to streamline our operations and focus on our mobile marketing and advertising and enterprise business. In connection with this exit, we terminated all of our employees and closed our offices in Singapore, Malaysia, Indonesia, and India and our data center in India and incurred other costs associated with legal, accounting and tax support. We have substantially liquidated all assets and liabilities associated with our subsidiaries in India and the Asia Pacific region.

Additionally, as a part of our new strategic path and a reduction in the actual and anticipated performance of certain subsidiaries, we sold our subsidiaries located in France and the Netherlands. The costs associated with the sale of these subsidiaries were minimal, and we recorded a net loss on sale of subsidiaries of $0.4 million during the year ended December 31, 2012.

Operations related to India, the Asia Pacific region, our France subsidiary and our Netherlands subsidiary are reported as discontinued operations in the consolidated financial statements.

U.S. Carrier Operations

In December 2012, AT&T gave notice that it was terminating a revenue generating agreement that was material to the Company, and in April 2013, AT&T exercised its right to terminate its other material contract with us, both of which were effective on June 30, 2013. Thereafter, in June 2013, we elected to assign all of our rights and interests under our Verizon Portal Agreement to Opalhaven, also effective June 30, 2013. In light of these events, we decided to wind down our U.S. carrier operations and increase our focus on our mobile media business. Accordingly, all operations related to our U.S. carrier business are reported as discontinued operations in the consolidated financial statements for all periods presented.

Gen5 and Messaging Operations

On October 31, 2013, we completed the sale of our Gen5 business to a third party. We recorded a net loss on the sale of this business of approximately $0.5 million during the year ended December 31, 2013. Additionally, during the fourth quarter of 2013, in order to better align with our overall strategic direction, we commenced negotiations for the sale of our messaging business in the U.S. and Canada. Accordingly, all operations related to Gen5 and the messaging business in the U.S. and Canada are reported as discontinued operations in the consolidated financial statements for all periods presented. The assets and liabilities related to our U.S. and Canadian Messaging business are reported as assets and liabilities held for sale on the consolidated balance sheets at December 31, 2013 and 2012.

Discontinued operations on the consolidated statement of operations for the year ended December 31, 2013 is as follows (in thousands):

	Year Ended December 31, 2013
	International Carrier	U.S. Carrier	U.S. Messaging	Canadian Messaging & Gen5	Total
Revenue	$—	$28,759	$922	$3,665	$33,346
Operating income (loss)	—	15,245	(511)	(444)	14,290
Loss on sale of Gen5	—	—	—	(470)	(470)
Other income	—	—	510	399	909
Pre-tax income (loss)	—	15,245	(1)	(515)	14,729
Provision for income taxes	692	—	—	—	692
Net income (loss) from discontinued operations	$(692)	$15,245	$(1)	$(515)	$14,037

Discontinued operations on the consolidated statement of operations for the year ended December 31, 2012 is as follows (in thousands):

	Year Ended December 31, 2012
	International Carrier	U.S. Carrier	U.S. Messaging	Canadian Messaging & Gen5	Total
Revenue	$1,493	$73,865	$4,255	$5,355	$84,968
Operating income (loss)	(4,786)	11,883	(3,698)	(1,289)	2,110
Loss on disposal of assets and liabilities	(876)	—	—	—	(876)
Loss on sale of subsidiary	(375)	—	—	—	(375)
Loss on realization of cumulative translation adjustment	(630)	—	—	—	(630)
Pre-tax income (loss)	(6,667)	11,883	(3,698)	(1,289)	229
Benefit for income taxes	(221)	—	—	—	(221)
Net income (loss) from discontinued operations	$(6,446)	$11,883	$(3,698)	$(1,289)	$450

As of December 31, 2013 and 2012, assets and liabilities related to our messaging business in the U.S. and Canada were classified as held for sale on our consolidated balance sheets and consisted of the following (in thousands):

	December 31, 2013	December 31, 2012
Assets:
Cash and cash equivalents	$450	$589
Accounts receivable, net of allowance for doubtful accounts of $49 and $158, respectively	928	2,249
Prepaid expenses and other current assets	20	193
Property and equipment, net	2	21
Intangible assets, net	199	641
Other assets	23	25

Total assets	$1,622	$3,718

Liabilities:
Accounts payable and accrued expenses	207	1,300
Accrued compensation	108	538
Deferred revenue	—	814
Other current liabilities	236	211

Total liabilities	$551	$2,863

As of December 31, 2012, assets and liabilities associated with discontinued operations of our U.S. carrier business have been included in the following line items on our consolidated balance sheet (in thousands):

December 31, 2012
Assets:
Accounts receivable, net of allowance for doubtful accounts	$9,698
Liabilities:
Accounts payable and accrued expenses	1,868
Accrued compensation	1,301
Deferred revenue	851

There were no assets or liabilities associated with discontinued operations of our U.S. carrier business included on our consolidated balance sheet as of December 31, 2013.